Summary of significant accounting policies - Other receivables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary of significant accounting policies
Other receivables, allowance for expected credit losses	$ 389,528	$ 2,582,761	$ 0